Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
OPERATING ACTIVITIES
Net income (loss)	$ 61,417	$ 10,220	$ (29,808)
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
(REVERSAL OF) PROVISION FOR LOAN LOSSES	(1,682)	(3,280)	14,803
Increase in off-balance sheet reserves	446	701	149
Depreciation, amortization and accretion	3,055	7,599	7,142
Impairment of bank properties and equipment and real estate owned		2,666	1,059
Gain on sales and calls of investment securities	(426)	(1,468)	(50)
Loss (gain) on other real estate owned	15	(43)	541
Decrease in fair value of interest rate lock commitments			119
Gain on sale of mortgage loans			(1,844)
Gain on sale of jumbo residential mortgage loans, net			(134)
Gain on sale of consumer loans	(101)	(1,444)	(459)
Gain on sale of branches		(10,553)
Mark-to-market on loans held-for-sale			1,098
Increase in cash surrender value of BOLI	(1,934)	(2,043)	(1,896)
Deferred income taxes	(52,533)	1,124	1,313
Stock-based compensation	2,529	1,982	871
Shares contributed to employee benefit plans			2,141
Mortgage loans originated for sale			(77,752)
Proceeds from the sale of mortgage loans			93,340
Change in assets and liabilities which provided (used) cash:
Accrued interest receivable	(465)	740	1,715
Other assets	2,534	(4,272)	848
Other liabilities	(949)	(3,535)	844
Net cash provided by (used in) operating activities	11,906	(1,606)	14,040
INVESTING ACTIVITIES
Purchases of available for sale investment securities	(98,971)	(13,757)	(33,630)
Net (purchase) redemption of restricted equity securities	(58)	(772)	2,058
Proceeds from maturities, prepayments or calls of investment securities available for sale	50,326	66,288	62,194
Proceeds from maturities, prepayments or calls of investment securities held to maturity		37	189
Proceeds from sale of investment securities available for sale	35,744	57,798	28,276
Proceeds from the sale of commercial and consumer loans	1,809	10,749	72,829
Proceeds from the sale of jumbo residential mortgage loans			59,482
Proceeds from the sale of repossessed assets			138
Proceeds from the sale of branch		11,578
Proceeds from the sale of branch loans		63,756
Proceeds from the sale of bank properties and equipment	150	4,387
Transfer of restricted cash to cash and cash equivalents		8,000	13,000
Net (increase) decrease in loans	(63,535)	(45,208)	405,617
Purchases of bank properties and equipment	(2,167)	(1,012)	(2,116)
Cash transferred to held-for-sale			(1,064)
Proceeds from sale of real estate owned	266	1,050	1,554
Net cash (used in) provided by investing activities	(76,436)	162,894	608,527
FINANCING ACTIVITIES
Net decrease in deposits	(4,675)	(345,658)	(362,125)
Cash paid in sale of deposits		(183,690)
Cash dividends paid to shareholders	(376)
Net redemptions of securities sold under agreements to repurchase – customer		(1,156)	678
(Repayments) borrowings of advances from FHLBNY	(191)	24,820	(169)
Repayment of obligation under capital lease	(406)	(337)	(296)
Proceeds from issuance of common stock		600	20,000
Proceeds from exercise of stock options	71	15	16
Net cash used in financing activities	(5,577)	(505,406)	(341,896)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(70,107)	(344,118)	280,671
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	204,315	548,433	267,762
CASH AND CASH EQUIVALENTS, END OF YEAR	134,208	204,315	548,433
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Interest paid	10,598	9,744	12,633
Income taxes paid	$ 114
SUPPLEMENTAL DISCLOSURE OF NON-CASH ITEMS
Transfer of loans and bank properties to real estate owned		$ 908	$ 945